FAIR VALUE MEASUREMENT (Q1) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Liabilities [Abstract]
Derivative liability	$ 0	$ 17,282,500	$ 14,905,300
Liabilities [Abstract]
Derivative liability	0	1,120,300	0
Level 1 [Member]
Current Liabilities [Abstract]
Derivative liability
Liabilities [Abstract]
Derivative liability
Level 2 [Member]
Current Liabilities [Abstract]
Derivative liability
Liabilities [Abstract]
Derivative liability
Level 3 [Member]
Current Liabilities [Abstract]
Derivative liability	0	17,282,500
Liabilities [Abstract]
Derivative liability	$ 0	$ 1,120,300	$ 14,905,300